VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities	The consolidated VIEs whose assets cannot be used for purposes other than for the settlement of the VIE’s obligations, or are not considered a business, were as follows:

at December 31
(millions of Canadian $)	2024[1]	2023[2]

ASSETS
Current Assets
Cash and cash equivalents	311	188
Accounts receivable	839	473
Inventories	205	90
Other current assets	121	49
Current assets of discontinued operations	—	5
	1,476	805
Plant, Property and Equipment	49,904	27,477
Equity Investments	865	823
Restricted Investments	950	—
Goodwill	479	439
Regulatory Assets	53	12
Other Long-Term Assets	59	—
Long-Term Assets of Discontinued Operations	—	172
	53,786	29,728
LIABILITIES
Current Liabilities
Accounts payable and other	1,866	1,092
Accrued interest	202	210
Current portion of long-term debt	2,062	28
Current liabilities of discontinued operations	—	43
	4,130	1,373
Regulatory Liabilities	1,232	280
Other Long-Term Liabilities	70	46
Deferred Income Tax Liabilities	7	22
Long-Term Debt	12,387	11,388
Long-Term Liabilities of Discontinued Operations	—	10
	17,826	13,119
1On April 1, 2024, the NGTL System was classified as a VIE when its ownership was transferred from Nova Gas Transmission Ltd. to NGTL GP Ltd. on behalf of NGTL Limited Partnership.
2Columbia Gas and Columbia Gulf were classified as a VIE upon TC Energy's sale of a 40 per cent non-controlling equity interest on October 4, 2023. Refer to Note 30, Strategic alliance, acquisitions and dispositions, for additional information.
The carrying value of these VIEs and the maximum exposure to loss as a result of the Company's involvement with these VIEs were as follows:

at December 31
(millions of Canadian $)	2024	2023

Balance Sheet Exposure
Equity Investments
Bruce Power	7,043	6,241
Coastal GasLink	1,006	294
Pipeline equity investments and other	160	166
Long-Term Assets of Discontinued Operations
Pipeline equity investments and other	—	951
Off-Balance Sheet Exposure[1]
Bruce Power	1,877	1,538
Coastal GasLink[2]	265	855
Pipeline equity investments and other	2	2
Discontinued operations	—	56
Maximum exposure to loss	10,353	10,103
1Includes maximum potential exposure to guarantees and future funding commitments.
2TC Energy is contractually obligated to fund the capital costs to complete the Coastal GasLink pipeline by funding the remaining equity requirements of Coastal GasLink LP through incremental capacity on the subordinated loan agreement with Coastal GasLink LP until final costs are determined. In December 2024, TC Energy made an equity contribution of $3,137 million to Coastal GasLink LP, which used the funds to repay the $3,147 million balance owing to TC Energy under the subordinated loan agreement. The repayment reduced the Company's funding commitment under the subordinated loan agreement to $228 million. In addition to the subordinated loan agreement, TC Energy has entered into an equity contribution agreement to fund a maximum of $37 million for its proportionate share of the equity requirements related to the Cedar Link project. Refer to Note 7, Coastal GasLink, for additional information.